Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capitalized costs for oil and gas producing activities
Proved oil and gas properties	$ 44,109	$ 34,336
Accumulated depreciation, depletion and amortization	(8,215)	(3,038)
Capitalized costs, net	35,894	31,298
Company's Share of Equity-Method Investments [Member]
Capitalized costs for oil and gas producing activities
Unproved oil and gas properties	13,559	24,097
Proved oil and gas properties	159,527	144,324
Accumulated depreciation, depletion and amortization	(52,764)	(49,849)
Capitalized costs, net	$ 120,322	$ 118,572